Accounting Pronouncements Accounting Pronouncements (Policies)	9 Months Ended
Sep. 30, 2020
Accounting Changes and Error Corrections [Abstract]
New Accounting Pronouncements, Policy	Recent Accounting Pronouncements
In June 2016, the Financial Accounting Standards Board (or FASB) issued Accounting Standards Update 2016-13, Financial Instruments - Credit Losses: Measurement of Credit Losses on Financial Instruments (or ASU 2016-13). ASU 2016-13 introduced a new credit loss methodology, which requires earlier recognition of potential credit losses, while also providing additional transparency about credit risk. This new credit loss methodology utilizes a lifetime “expected credit loss” measurement objective for the recognition of credit losses for loans, held-to-maturity debt securities and other receivables at the time the financial asset is originated or acquired. The expected credit losses are subsequently adjusted each period for changes in expected lifetime credit losses. This methodology replaced multiple impairment methods under previous GAAP for these type of assets, which generally required that a loss be incurred before it was recognized.

The Company adopted this update on January 1, 2020 with a modified-retrospective approach, whereby a cumulative-effect adjustment was made to increase accumulated deficit on January 1, 2020 without any retroactive application to prior periods. The Company's net investment in direct financing and sales-type leases, loans to equity-accounted investments, guarantees of indebtedness of equity-accounted investments and receivables related to non-operating lease revenue arrangements are subject to ASU 2016-13. On adoption, the Company decreased the carrying value of investment in and loans to equity-accounted investments by $40.0 million, non-controlling interest by $36.1 million and net investment in direct financing and sales-type leases by $11.2 million and increased accumulated deficit by
$17.2 million and its other long-term liabilities by $2.1 million. The cumulative adjustment recorded on initial adoption of this update does not reflect an increase in credit risk exposure to the Company compared to previous periods presented.

In December 2019, the FASB issued ASU 2019-12 - Income Taxes (Topic 740) Simplifying the Accounting for Income Taxes (or ASU 2019-12), as part of its initiative to reduce complexity in the accounting standards. The amendments in ASU 2019-12 eliminate certain exceptions related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences, among other changes. The guidance becomes effective for annual reporting periods beginning after December 15, 2020 and interim periods within those fiscal years with early adoption permitted, including adoption in any interim period. The Company is currently evaluating the effect of adopting this new guidance.

In March 2020, the FASB issued ASU 2020-04 - Reference Rate Reform (Topic 848) Facilitation of the Effects of Reference Rate Reform on Financial Reporting. This update provides optional guidance for a limited period of time to ease potential accounting impacts associated with transitioning away from reference rates that are expected to be discontinued, such as the London Interbank Offered Rate (or LIBOR). This update applies only to contracts, hedging relationships and other transactions that reference LIBOR or another reference rate expected to be discontinued. This update is effective through December 31, 2022. The Company is currently evaluating the effect of adopting this new guidance.

In August 2020, the FASB issued ASU 2020-06 - Debt - Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging - Contracts in Entity’s Own Equity (Subtopic 815-40). This update simplifies the accounting for convertible debt instruments and convertible preferred stock by reducing the number of accounting models and the number of embedded conversion features that could be recognized separately from the primary contract. This update also enhances transparency and improves disclosures for convertible instruments and earnings per share guidance. It is effective for annual reporting periods beginning after December 15, 2021, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020. This update permits the use of either the modified retrospective or fully retrospective method of transition. The Company is currently evaluating the effect of adopting this new guidance.